FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments And Fair Value Measurements [Abstract]
Disclosure of detailed information about effect of changes in foreign exchange rates [Table Text Block]
	US Dollar	Mexican Peso	Total
2019
Cash and cash equivalents	$14,529,280	$432,952	$14,962,232
Amounts receivable	-	8,003	8,003
Taxes receivable	-	6,461,327	6,461,327
Total financial assets	14,529,280	6,902,282	21,431,562
Less: accounts payable and accrued liabilities	(2,684,538)	(486,156)	(3,170,694)
Net financial assets	$11,844,742	$6,416,126	$18,260,868

2018
Cash and cash equivalents	$32,359,542	$345,809	$32,705,351
Amounts receivable	-	1,125	1,125
Taxes receivable	-	3,877,934	3,877,934
Total financial assets	32,359,542	4,224,868	36,584,410
Less: accounts payable and accrued liabilities	(731,593)	(362)	(731,955)
Net financial assets	$31,627,949	$4,224,506	$35,852,455

Disclosure of detailed information about financial instruments carrying value and fair value explanatory [Table Text Block]
	FVTPL	Amortized cost	Amortized cost	Total
		(financial assets)	(financial liabilities)
December 31, 2019
Financial assets
Amounts receivable	$-	$617,873	$-	$617,873

Financial liabilities
Accounts payable and accrued liabilities	$241,175	$-	$4,720,826	$4,962,001
Lease liability	-	-	532,348	532,348
Total financial liabilities	$241,175	$-	$5,253,174	$5,494,349

December 31, 2018
Financial assets
Amounts receivable	$-	$170,574	$-	$170,574

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$1,462,538	$1,462,538